Feb. 28, 2025
EP Emerging Markets Fund
SUMMARY SECTION – EP Emerging Markets Fund
Investment Objective
The investment objective of the EP Emerging Markets Fund (the “Fund”) is to seek long term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 61 of this Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EP Emerging Markets Fund - USD ($)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses - EP Emerging Markets Fund		Class A	Class I
Management fees		1.08%	1.08%
Distribution and service (Rule 12b-1) fees		0.25%	none
Other expenses		0.53%	0.53%
Shareholder service fees		0.06%	0.06%
All other expenses		0.47%	0.47%
Acquired fund fees and expenses		0.03%	0.03%
Total annual fund operating expenses	[1]	1.89%	1.64%
Fees waived and/or expenses reimbursed		(0.11%)	(0.11%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	1.78%	1.53%
[1]	The total annual fund operating expenses and total annual fund operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect through February 28, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EP Emerging Markets Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	623	1,007	1,416	2,554
Class I	156	507	881	1,934

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are tied economically to emerging market countries. The Fund’s advisor considers emerging market countries to be those countries that are, at the time of investment, included in the MSCI Emerging Markets Index. The Fund’s advisor considers a company to be economically tied to an emerging market country if (1) the company is organized under the laws of an emerging market country, or has its principal office in an emerging market country; (2) at the time of investment, the company derived at least 50% of its total revenues or profits during its most recently completed fiscal year from business activities in an emerging market country; or (3) the company’s equity securities are primarily traded on an exchange in an emerging market country. The Fund’s investments in equity securities may include common stock, preferred stock, convertible stock and warrants. Certain of the Fund’s investments may be considered restricted securities. The Fund may invest in large-, mid-, and small-capitalization companies.

The Fund’s advisor uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process is driven by bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the advisor considers factors including, but not limited to, financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

The Fund’s advisor may sell all or a portion of a position when in its opinion one or more of the following occurs, among other reasons: (1) the advisor’s price target is realized; (2) the company’s fundamentals have deteriorated since it was purchased; (3) the advisor finds more attractive investment opportunities for the Fund; or (4) the Fund requires cash to meet redemption requests.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of each class of shares of the Fund compare with the average annual total returns of the MSCI Emerging Markets Index, a broad-based securities market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Prior to September 1, 2022, the Fund was named the EP Emerging Markets Small Companies Fund and invested primarily in equity securities of small capitalization emerging market companies. Updated performance information is available at the Fund’s website, www.europacificfunds.com, or by calling the Fund at 1-888-558-5851. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class I shares are invested in the same portfolio of securities. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

For each calendar year at net asset value per share (“NAV”)

Class A Shares
Highest Calendar Quarter Return at NAV	33.49%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(24.89)%	Quarter Ended 03/31/2020

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - EP Emerging Markets Fund	Label	1 Year		5 Years		10 Years
Class A	Class A Shares – Return Before Taxes	(3.83%)		0.48%		1.34%
Class A | Return After Taxes on Distributions	Class A Shares – Return After Taxes on Distributions	(4.38%)	[1]	(0.68%)	[1]	0.34%	[1]
Class A | Return After Taxes on Distributions and Sale of Fund Shares	Class A Shares – Return After Taxes on Distributions and Sale of Fund Shares	(2.05%)	[1]	0.47%	[1]	1.04%	[1]
Class I	Class I Shares – Return Before Taxes	0.98%		1.65%		2.05%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	7.50%		1.70%		3.64%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.